Regulatory Authorities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
EGL [Member]
Regulatory Authorities [Line Items]
Alternative Net Capital Requirement	$ 250,000
Net Capital	119,644,000	$ 79,019,000
Alternative Excess Net Capital	119,394,000	$ 78,769,000
Evercore Trust Company [Member]
Regulatory Authorities [Line Items]
Tier One Capital	5,000,000
Minimum Liquid Assets, Amount	$ 3,500,000
Coverage of Operating Expenses (in days)	90 days
Collateral Held in a Segregated Account at a Third-Party Depository Institution	$ 10,000,000